Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	[1]	$ 5,583	$ 4,543	$ 3,304
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		586	(191)	272
Unrealized gain on assets available-for-sale:
Unrealized gain arising during the period		940	365	829
Reclassification adjustment		59	64	52
Total unrealized gain on assets available-for-sale		999	429	881
Defined benefit plans:
Prior service cost arising during the period		(31)	0	0
Net gain (loss) arising during the period		59	(9)	(75)
Foreign exchange adjustment		0	0	(1)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		22	12	(10)
Total defined benefit plans		50	3	(86)
Net unrealized (loss) gain on cash flow hedges		(8)	(6)	6
Total other comprehensive income (loss), net of tax	[1]	1,627	235	1,073
Total comprehensive income		7,210	4,778	4,377
Net (income) attributable to noncontrolling interests		(34)	(13)	(2)
Other comprehensive loss attributable to noncontrolling interests		(6)	2	0
Comprehensive income applicable to shareholders of The Bank of New York Mellon Corporation		$ 7,170	$ 4,767	$ 4,375

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,621 million for the year ended Dec. 31, 2025, $237 million for the year ended Dec. 31, 2024 and $1,073 million for the year ended Dec. 31, 2023.